Statements of Operations - ATI Modular Technology Corp - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenue	$ 125,000
Operating Expenses
General and administrative	132,552	3,859
Net Income (Loss) from Operation	(7,552)	(3,859)
Other Income	3,859
Net Income (Loss) from Operation before Taxes	(3,693)	(3,859)
Provision for Income Taxes
Net Income (Loss)	$ (3,693)	$ (3,859)
Earnings (Loss) per Common Share-Basic and Diluted	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding Basic and Diluted	16,075,716	16,075,716